OPERATION, MAINTENANCE AND TELECOMMUNICATION SERVICE EXPENSES	12 Months Ended
Dec. 31, 2019
OPERATION, MAINTENANCE AND TELECOMMUNICATION SERVICE EXPENSES
OPERATION, MAINTENANCE AND TELECOMMUNICATION SERVICE EXPENSES

27.  OPERATION, MAINTENANCE, AND TELECOMMUNICATION SERVICE EXPENSES

The breakdown of operation, maintenance, and telecommunication service expenses is as follows:

	2017	2018	2019
Operation and maintenance	19,929	25,215	20,153
Radio frequency usage charges (Notes 34c.i, 34c.ii)	4,276	5,473	5,736
Leased lines and CPE	5,255	5,125	4,709
Concession fees and USO charges	2,249	2,297	2,370
Cost of sales of handset (Note 8)	1,544	1,860	1,109
Electricity, gas, and water	1,037	1,051	1,102
Cost of SIM cards and vouchers (Note 8)	914	866	645
Vehicles rental and supporting facilities	301	413	386
Tower leases	472	480	264
Insurance	294	193	246
Others	332	920	733
Total	36,603	43,893	37,453

Refer to Note 32 for details of related parties transactions.